ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31,	December 31,
	2023	2022
Accounts receivable	$28,816,059	$14,025,634
Allowance for doubtful accounts	(13,658,675)	(4,854,638)
Total accounts receivable, net	$15,157,384	$9,170,996

Schedule of movements of allowance for doubtful accounts

Beginning balance	$4,854,638	$6,186,410
Addition/ (Write-off)	8,929,110	(1,035,345)
Exchange rate effect	(125,073)	(296,427)
Ending balance	$13,658,675	$4,854,638